(Loss) Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
(Loss) Earnings Per Share
(Loss) Earnings Per Share
The net (loss) income available for common shareholders and (loss) earnings per common share presented in the table below excludes the results of operations of the Entities under Common Control which were purchased solely with cash (note 3).

	Year Ended December 31,
	2017 $	2016 $	2015 $
Net (loss) income	(58,023)	67,823	183,626
Less: Net income attributable to the Entities under Common Control (1)	—	—	(2,708)
Net (loss) income available for common shareholders	(58,023)	67,823	180,918
Weighted-average number of common shares - basic (2)	187,235,377	170,098,572	143,911,452
Dilutive effect of stock-based awards	—	242,067	581,481
Weighted average number of common shares - diluted (2)	187,235,377	170,340,639	144,492,933
(Loss) earnings per common share:
- Basic	(0.31)	0.40	1.26
- Diluted	(0.31)	0.40	1.25

(1)	Includes net income of the 2015 Acquired Business of $2.7 million for the year ended December 31, 2015.

(2)
The weighted-average number of common shares outstanding for periods prior to May 2017 has been retroactively adjusted to include the approximately 13.8 million shares of the Company's Class B common stock issued to Teekay as consideration for the acquisition of 50% of TTOL in May 2017.

Stock-based awards, which have an anti-dilutive effect on the calculation of diluted earnings per common share, are excluded from this calculation. In the years where a loss attributable to shareholders has been incurred, all stock-based awards are anti-dilutive. For the years ended December 31, 2016 and 2015, 14 thousand and nil restricted stock units, respectively, had an anti-dilutive effect on the calculation of diluted earnings per common share. For the years ended December 31, 2016 and 2015, options to acquire 0.7 million shares, and 44 thousand shares of the Company’s Class A common stock, respectively, had an anti-dilutive effect on the calculation of diluted earnings per common share.